Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Bank balances	$ 171,897	$ 32,372		$ 42
Cash and cash equivalents	$ 171,897	$ 32,372	[1]	$ 42	$ 955

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.